INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Tables)	6 Months Ended
Jun. 30, 2013
Investment In Residential Mortgage Loans Tables
Schedule of Residential Mortgage Loans

The following is a summary of residential mortgage loans at June 30, 2013, all of which are classified as held for investment:

Loan Type	Outstanding Face Amount	Carrying Value	Loan Count	Wtd. Avg. Yield	Wtd. Avg. Coupon (A)	Wtd. Avg. Life (Years) (B)	Floating Rate Loans as a % of Face Amount	Delinquent Face Amount
Reverse Mortgage Loans	$56,730	$33,636	328	10.6%	5.1%	4.1	20.7%	N/A

(A)	Represents the stated interest rate on the loans. Accrued interest on reverse mortgage loans is generally added to the principal balance and paid when the loan is resolved.
(B)	The weighted average life is based on the expected timing of the receipt of cash flows.

Schedule of Activity in Carrying Value of Residential Mortgage Loans

Activities related to the carrying value of residential mortgage loans are as follows:

For the six months ended June 30, 2013
Balance at December 31, 2012	$—
Purchases/additional fundings	35,138
Proceeds from repayments	(2,686)
Accretion of loan discount and other amortization	1,184

Balance at June 30, 2013	$33,636